Annual Fund Operating Expenses	Feb. 27, 2026
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.08%	[1]
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.63%
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Westwood Multi-Asset Income Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%	[3]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%	[4]
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.36%	[5]
Fee Waiver or Reimbursement	(0.09%)	[6]
Net Expenses (as a percentage of Assets)	0.27%	[5],[6]
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Westwood Multi-Asset Income Fund A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.58%	[5]
Fee Waiver or Reimbursement	(0.09%)	[6]
Net Expenses (as a percentage of Assets)	0.49%	[5],[6]
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[7]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%	[8]
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.20%)	[9]
Net Expenses (as a percentage of Assets)	0.90%	[9]
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[7]
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.20%)	[9]
Net Expenses (as a percentage of Assets)	1.01%	[9]
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[10]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[10]
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.85%	[11]
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[10]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.09%	[10]
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.14%	[11]
Institutional Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Institutional Shares [Member] | Westwood Quality Smidcap Fund | Westwood Quality Smidcap Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.17%	[12]
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.22%)	[13]
Net Expenses (as a percentage of Assets)	0.85%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.13%	[14]
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.14%)	[15]
Net Expenses (as a percentage of Assets)	0.92%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.14%)	[15]
Net Expenses (as a percentage of Assets)	1.04%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund C Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(0.14%)	[15]
Net Expenses (as a percentage of Assets)	1.79%
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.07%	[16]
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.84%	[17],[18]
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.02%	[17],[18]
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund C Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.77%	[17],[18]
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%	[19]
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.03%	[20]
Expenses (as a percentage of Assets)	1.12%	[20]
Fee Waiver or Reimbursement	(0.04%)	[21]
Net Expenses (as a percentage of Assets)	1.08%	[20],[21]
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.08%	[19]
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.03%	[20]
Expenses (as a percentage of Assets)	1.36%	[20]
Fee Waiver or Reimbursement	(0.04%)	[21]
Net Expenses (as a percentage of Assets)	1.32%	[20],[21]
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund C Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.10%	[19]
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.03%	[20]
Expenses (as a percentage of Assets)	2.13%	[20]
Fee Waiver or Reimbursement	(0.04%)	[21]
Net Expenses (as a percentage of Assets)	2.09%	[20],[21]
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[22]
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.14%	[23]
Expenses (as a percentage of Assets)	1.41%	[23]
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.09%	[22]
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.14%	[23]
Expenses (as a percentage of Assets)	1.70%	[23]
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund C Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%	[22]
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.14%	[23]
Expenses (as a percentage of Assets)	2.36%	[23]
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[24]
Component2 Other Expenses	0.24%	[25]
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.13%	[25]
Expenses (as a percentage of Assets)	1.87%	[25]
Fee Waiver or Reimbursement	(0.39%)	[26]
Net Expenses (as a percentage of Assets)	1.48%	[25],[26]
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[24]
Component2 Other Expenses	0.24%	[25]
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.13%	[25]
Expenses (as a percentage of Assets)	2.12%	[25]
Fee Waiver or Reimbursement	(0.39%)	[26]
Net Expenses (as a percentage of Assets)	1.73%	[25],[26]
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund F Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[24]
Component2 Other Expenses	0.24%	[25]
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.13%	[25]
Expenses (as a percentage of Assets)	1.87%	[25]
Fee Waiver or Reimbursement	(0.70%)	[26]
Net Expenses (as a percentage of Assets)	1.17%	[25],[26]
Ultra Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Ultra Shares [Member] | Westwood Quality Value Fund | Westwood Quality Value Fund Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.08%)	[27]
Net Expenses (as a percentage of Assets)	0.55%
Ultra Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Ultra Shares [Member] | Westwood Quality Smidcap Fund | Westwood Quality Smidcap Fund Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.22%)	[28]
Net Expenses (as a percentage of Assets)	0.68%
Ultra Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Ultra Shares [Member] | Westwood Quality SmallCap Fund | Westwood Quality SmallCap Fund Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.14%)	[29]
Net Expenses (as a percentage of Assets)	0.79%
Ultra Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Ultra Shares [Member] | Westwood Income Opportunity Fund | Westwood Income Opportunity Fund Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.77%	[30],[31]
Ultra Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Ultra Shares [Member] | Westwood Alternative Income Fund | Westwood Alternative Income Fund Ultra Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[32]
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.20%)	[33]
Net Expenses (as a percentage of Assets)	0.76%
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.03%	[34]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.04%)	[35]
Net Expenses (as a percentage of Assets)	0.99%
Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF | Westwood Salient Enhanced Midstream Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[36]
Other Expenses (as a percentage of Assets):	0.00%	[36]
Expenses (as a percentage of Assets)	0.80%	[36]
Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF | Westwood Salient Enhanced Energy Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[37]
Other Expenses (as a percentage of Assets):	0.00%	[37]
Expenses (as a percentage of Assets)	0.85%	[37]

[1]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.08% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2025.
[2]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional and A Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.55% of each of the Fund’s Institutional and A Class Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[3]	Management Fees consist of a base fee at an annualized rate of 0.38% of the Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Fund’s Institutional Shares’ performance relative to the Blended 80/20 Bloomberg U.S. Aggregate Bond Index/S&P 500® Index plus 1.00%, resulting in a minimum total fee of 0.06% and a maximum total fee of 0.70%.
[4]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.19% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.03% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2025.
[5]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[6]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for each of the Institutional and A Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.10% of the Fund’s Institutional and A Class Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[7]	Management Fees consist of a base fee at an annualized rate of 0.53% of the Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Fund’s Institutional Shares’ performance relative to the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%, resulting in a minimum total fee of 0.21% and a maximum total fee of 0.85%.
[8]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.14% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2025.
[9]	Westwood Management Corp. (the “Adviser”) has contractually agreed to waive its Management Fee at an annual rate in the amount of 0.01% of the Fund’s average daily net assets until March 1, 2027 (the “Management Fee Waiver Agreement”). The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for each of the Institutional and A Class Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the Fund’s Institutional and A Class Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements (other than Management Fee waivers pursuant to the Management Fee Waiver Agreement) made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[10]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% and 0.20% based on the average daily net assets of the Fund’s Institutional Shares and A Class Shares, respectively. The Fund paid 0.05% and 0.09% of its Institutional Shares’ and A Class Shares’ average daily net assets, respectively, in Administrative Services Plan Fees for the fiscal year ended October 31, 2025.
[11]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% of the Fund’s Institutional Shares’ average daily net assets, and 1.50% of the Fund’s A Class Shares’ average daily net assets, average daily net assets, until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[12]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.17% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2025.
[13]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.68% of the Fund’s Institutional Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[14]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.13% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2025.
[15]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for each of the Institutional, A Class, and C Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the Fund’s Institutional, A Class, and C Class Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[16]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Institutional Shares. The Fund paid 0.07% of its Institutional Shares’ average daily net assets in Administrative Services Plan Fees for the fiscal year ended October 31, 2025.
[17]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for each of the Institutional, A Class, and C Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.74% of the Fund’s Institutional, A Class, and C Class Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[18]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[19]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Institutional Shares, A Class Shares and C Class Shares, respectively. The Fund paid 0.09% of its Institutional Share’s, 0.08% of its A Class Share’s, and 0.10% of its C Class Share’s average daily net assets in Administrative Services Plan Fees for the fiscal period ended October 31, 2025.
[20]	“Total Annual Fund Operating Expenses” and Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[21]	The Fund may invest in one or more Westwood Funds (“Underlying Funds”). Westwood Management Corp. (the “Adviser”) has agreed to waive fees in the pro rata amount of the management fee charged by Underlying Funds on the Fund’s investment in such other Underlying Funds. During the fiscal period ended October 31, 2025, the Fund reduced investment advisory fees by $474,853.
[22]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05%, 0.20% and 0.25% based on the average daily net assets of the Fund’s Institutional Shares, A Class Shares and C Class Shares, respectively. The Fund paid 0.05%, 0.09% and 0.25% of its Institutional Shares’, A Class Shares’ and C Class Shares’ average daily net assets, respectively, in Administrative Services Plan Fees for the fiscal year ended October 31, 2025.
[23]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[24]	The Fund has adopted an Administrative Services Plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Institutional Shares, A Class Shares and F Class Shares, respectively. The Fund paid 0.10% of its Institutional Shares’, A Class Shares’ and F Class Shares’ average daily net assets, respectively, in Administrative Services Plan Fees for the fiscal year ended October 31, 2025.
[25]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[26]	The Fund’s investment adviser, Salient Advisors, L.P. (“Salient Advisors” or the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.35% of the Fund’s Institutional Shares’ average daily net assets, 1.60% of the Fund’s A Class Shares, and 1.04% of the Fund’s F Class Shares, until April 30, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027. This fee waiver and expense reimbursement agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[27]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.55% of the Fund’s Ultra Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[28]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.68% of the Fund’s Ultra Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[29]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the Fund’s Ultra Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[30]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.74% of the Fund’s Ultra Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[31]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[32]	Management Fees consist of a base fee at an annualized rate of 0.53% of the Fund’s average daily net assets, and a positive or negative performance adjustment of up to an annualized rate of 0.32% based on the Fund’s Ultra Shares’ performance relative to the FTSE 1-Month U.S. Treasury Bill Index plus 2.00%, resulting in a minimum total fee of 0.21% and a maximum total fee of 0.85%.
[33]	Westwood Management Corp. (the “Adviser”) has contractually agreed to waive its Management Fee at an annual rate in the amount of 0.01% of the Fund’s average daily net assets until March 1, 2027 (the “Management Fee Waiver Agreement”). The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Ultra Shares (excluding Management Fees, interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fee (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.00% of the Fund’s Ultra Shares’ average daily net assets until March 1, 2027. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements (other than Management Fee waivers pursuant to the Management Fee Waiver Agreement) made during the rolling 36-month period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[34]	“Total Annual Fund Operating Expenses” and Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[35]	The Fund may invest in one or more Westwood Funds (“Underlying Funds”). Westwood Management Corp. (the “Adviser”) has agreed to waive fees in the pro rata amount of the management fee charged by Underlying Funds on the Fund’s investment in such other Underlying Funds. During the fiscal period ended October 31, 2025, the Fund reduced investment advisory fees by $474,853.
[36]	The Fund’s adviser will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses.
[37]	The Fund’s adviser will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses.